LOANS RECEIVABLE, NET - Movement of allowance for loan losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of allowance for loan losses
Balance at beginning of year	¥ 421,767	¥ 351,639	¥ 25,895
Provision for loan losses	965,419	698,701	486,991
Gross write-off	(475,352)	(636,766)	(161,976)
Recoveries	37,059	8,193	729
Balance at end of year	¥ 948,893	¥ 421,767	¥ 351,639